15008460

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JAN 06 2016
Washington, DC 20549
CERT NAS
File No. 001-37673

Electronic Mail Only

January 6, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 5, 2015 The Nasdaq Stock Market (the "Exchange") received from Workhorse Group Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery